Accounts receivable, net	12 Months Ended
Dec. 31, 2017
Accounts receivable, net [Abstract]
Accounts receivable, net
9.	Accounts receivable, net

	December 31,
	2016	2017
	RMB	RMB

Accounts receivable, gross	224,791	161,300
Less: allowance for doubtful receivables	(55,220)	(7,356)

Accounts receivable, net	169,571	153,944

The following table summarizes the details of the Company’s allowance for doubtful accounts:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Balance at the beginning of the year	(57,342)	(58,791)	(55,220)
(Additions) reversals charged to general and administrative expenses, net	(1,449)	3,571	(3,049)
Write-off during the year	-	-	50,913

Balance at the end of the year	(58,791)	(55,220)	(7,356)